CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 33,027	$ 41,333
Accounts receivable	747	901
Prepaid expenses and other current assets	1,879	2,445
Note receivable from Kantaro	75	75
Receivable from affiliates	0	0
Total current assets	35,728	44,754
Property and equipment, net	2,186	2,558
Right of use asset	187	0
Investment in VericiDx	1,642	2,744
Investment in Kantaro	0	9
Other Assets	59	0
Total assets	39,802	50,065
Current liabilities:
Accounts payable	1,746	1,376
Accounts payable-related party	1,453	1,083
Accrued expenses and other current liabilities	5,872	3,060
Accrued expenses—related party	1,011	1,496
Deferred revenue	0	46
Current lease liability	129	0
Convertible notes-current	4,473	4,660
Payable to affiliate—current	0	55
Total current liabilities	14,684	11,776
Convertible notes-noncurrent	6,950	7,682
Noncurrent lease liability	71	0
Total liabilities	21,705	19,458
Commitments and contingencies (Note 10)
Shareholders' equity:
Ordinary shares, 0.0025 par value per share: 98,998,131 shares authorized; 93,781,478 and 74,760,432 shares issued and outstanding at March 31, 2023 and June 30, 2022, respectively	286	228
Additional paid-in capital	185,871	164,012
Accumulated other comprehensive loss	(839)	(915)
Accumulated deficit	(167,221)	(132,718)
Total shareholders' equity	18,097	30,607
Total liabilities and shareholders' equity	$ 39,802	$ 50,065